Brumadinho dam failure (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Present value at nominal rate	8.61%	8.07%
USD [Member]
IfrsStatementLineItems [Line Items]
Estimated losses	$ 348.0
Estimated amount	753.0
Estimated amount of dispute	580.0
BRL [Member]
IfrsStatementLineItems [Line Items]
Estimated losses	1,800.0
Estimated amount	3,900.0
Estimated amount of dispute	$ 3,000.0
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated obligation average period	4 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated obligation average period	6 years